Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Provision
The components of the income tax provision are as follows:

	Year Ended December 31,
(Dollars in millions)	2023	2022	2021
Current expense:
Federal	$1,012	$784	$980
State	135	96	65
Total current expense	1,147	880	1,045
Deferred expense:
Federal	(390)	316	245
State	(19)	54	118
Total deferred expense	(409)	370	363
Provision for income taxes	$738	$1,250	$1,408

Schedule of Reconciliation Between Provision for Income Taxes and Amount Computed by Applying Federal Statutory Income Tax Rate
A reconciliation of the provision for income taxes at the statutory federal income tax rate to the Company’s actual provision for income taxes and effective tax rate is presented in the following table:

	Year Ended December 31,
	2023		2022		2021
(Dollars in millions)	Amount	% of Income Before Taxes	Amount	% of Income Before Taxes	Amount	% of Income Before Taxes
Federal income taxes at statutory rate	$(161)	21.0%	$1,476	21.0%	$1,550	21.0%
Increase (decrease) in provision for income taxes as a result of:
State income taxes, net of federal tax benefit	91	(11.9)	118	1.7	145	2.0
Non-deductible goodwill	1,276	(166.8)	—	—	—	—
Internal legal entity restructuring	(191)	25.0	—	—	—	—
Income tax credits, net of amortization	(173)	22.6	(233)	(3.3)	(195)	(2.6)
Tax-exempt interest	(157)	20.5	(109)	(1.6)	(86)	(1.2)
Other, net	53	(6.9)	(2)	—	(6)	(0.1)
Provision for income taxes	$738	(96.5)	$1,250	17.8	$1,408	19.1

Schedule of Deferred Tax Assets and Liabilities	Significant DTAs and DTLs, net of the federal impact for state taxes, are presented in the following table:

December 31, (Dollars in millions)	2023	2022
DTAs:
Net unrealized losses in AOCI	$3,860	$4,150
ALLL	1,132	1,022
Employee compensation and benefits	673	765
Operating lease liability	339	372
Accruals and reserves	330	207
Federal and state NOLs and other carryforwards	121	125
Other	314	190
Total gross DTAs	6,769	6,831
Valuation allowance	(105)	(106)
Total DTAs net of valuation allowance	6,664	6,725
DTLs:
Pension	1,884	1,532
Goodwill and other intangible assets	431	686
Partnerships	333	112
Equipment and auto leasing	309	422
MSRs	294	345
ROU assets	253	283
Loans	94	279
Other	29	39
Total DTLs	3,627	3,698
Net DTA	$3,037	$3,027

Summary of Income Tax Contingencies
The following table provides a rollforward of the Company’s gross federal and state UTBs, excluding interest and penalties:

(Dollars in millions)	Dec 31, 2023	Dec 31, 2022
Balance, January 1	$97	$104
Increases in UTBs related to prior years	2	2
Decreases in UTBs related to prior years	(12)	(2)
Increases in UTBs related to the current year	10	9
Decreases in UTBs related to settlements	(2)	(4)
Decreases in UTBs related to lapse of the applicable statutes of limitations	(15)	(12)
Balance, December 31	$80	$97